UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:
        This Amendment (Check only one): |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Eric Rosenfeld
Address:  c/o Crescendo Partners II, L.P.
          777 Third Avenue, 37th Floor
          New York, New York 10017

Form 13F File Number: 28-13838

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Rosenfeld
Title:    N/A
Phone:    212-319-7676

Signature, Place, and Date of Signing:

          /s/ Eric Rosenfeld, New York, NY, November 14, 2011

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number              Name
    --------------------              ---------------------------
    28-13837                          Crescendo Partners II, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                             ------------

Form 13F Information Table Entry Total:                 8
                                             ------------

Form 13F Information Table Value Total:            $5,022
                                             ------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

                                                     Form 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------------    --------------  ---------  --------  --------------------   --------  ---------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    ($1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
BAKER MICHAEL CORP            COM             057149106    786        41,072   SH        OTHER          0      0      41,072     0
CARTER INC                    COM             146229109    580        19,000   SH        OTHER          0      0      19,000     0
CHARMING SHOPPES INC          COM             161133103    863       332,079   SH        OTHER          0      0     332,079     0
DESTINATION MATERNITY CORP    COM             25065D100    682        52,983   SH        OTHER          0      0      52,983     0
JANUS CAP GROUP INC           COM             47102X105    300        50,000   SH        OTHER          0      0      50,000     0
MCCORMICK & SCHMICKS SEAFD R  COM             579793100    731       105,630   SH        OTHER          0      0     105,630     0
O CHARLEYS INC                COM             670823103    811       136,474   SH        OTHER          0      0     136,474     0
TUPPERWARE BRANDS CORP        COM             899896104    269         5,000   SH        OTHER          0      0       5,000     0